Long-Term Debt - Lafayette Square (Details)					3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Oct. 03, 2023 USD ($)	Jun. 01, 2023	Jul. 28, 2022 USD ($)	Dec. 03, 2021 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021
Long-Term Debt
Additional deferred financing costs					$ 228,000	$ 228,000	$ 0	$ 442,000	$ 576,000	$ 525,000
Deferred financing costs							1,254,000		1,688,000	2,115,000	$ 1,688,000
Accrued interest							$ 70,000		$ 36,000	$ 13,000	36,000
2021 Credit Facility | Line of Credit
Long-Term Debt
Debt instrument, covenant, leverage ratio							1.5
Debt instrument, covenant, pro forma liquidity, minimum							$ 15,000,000
Closing Date Term Loan | Line of Credit
Long-Term Debt
Installment payments							$ 300,000				$ 100,000
Delayed Draw Term Loan
Long-Term Debt
Amount of proceeds	$ 3,600,000
Delayed Draw Term Loan | Line of Credit
Long-Term Debt
Debt instrument quarterly installment payment (as percent)							1.25%		0.625%		0.625%
Lafayette Square | Secured Overnight Financing Rate (SOFR) | Interest Period of Three Months
Long-Term Debt
Basis spread agreed (as percent)		0.15%
Lafayette Square | Secured Overnight Financing Rate (SOFR) | Interest Period of One Month
Long-Term Debt
Basis spread agreed (as percent)		0.10%
Lafayette Square | Secured Overnight Financing Rate (SOFR) | Interest Period of Six Months
Long-Term Debt
Basis spread agreed (as percent)		0.25%
Lafayette Square | 2021 Credit Facility
Long-Term Debt
Borrowing capacity				$ 32,000,000
Debt instrument, covenant, leverage ratio							1.50					3.50
Outstanding borrowings							$ 28,200,000
Additional deferred financing costs							0	$ 100,000
Deferred financing costs							1,300,000		$ 1,700,000		$ 1,700,000
Accrued interest							$ 100,000		100,000		$ 100,000
Lafayette Square | 2021 Credit Facility | March 31, 2024 through March 31, 2025
Long-Term Debt
Debt instrument, covenant, leverage ratio							3.25
Lafayette Square | 2021 Credit Facility | March 31, 2024 through September 30, 2026
Long-Term Debt
Debt instrument, covenant, leverage ratio							3.00
Lafayette Square | 2021 Credit Facility | June 2026 And Thereafter
Long-Term Debt
Debt instrument, covenant, leverage ratio							2.50
Lafayette Square | 2021 Credit Facility | London Interbank Offered Rate (LIBOR) 1 | Consolidated Total Net Leverage Ratio is Less Than 2
Long-Term Debt
Spread on variable rate (as percent)				6.50%
Lafayette Square | 2021 Credit Facility | London Interbank Offered Rate (LIBOR) 1 | Minimum
Long-Term Debt
Debt instrument, covenant, leverage ratio				2.00
Lafayette Square | 2021 Credit Facility | London Interbank Offered Rate (LIBOR) 1 | Maximum
Long-Term Debt
Debt instrument, covenant, leverage ratio				4.00
Lafayette Square | 2021 Credit Facility | London Interbank Offered Rate (LIBOR) 1 | Maximum | Consolidated Total Net Leverage Ratio is Greater Than 4
Long-Term Debt
Spread on variable rate (as percent)				9.00%
Lafayette Square | 2021 Credit Facility | Secured Overnight Financing Rate (SOFR) | Minimum
Long-Term Debt
Spread on variable rate (as percent)				7.00%
Debt instrument, covenant, leverage ratio				3.50
Lafayette Square | 2021 Credit Facility | Secured Overnight Financing Rate (SOFR) | Maximum
Long-Term Debt
Spread on variable rate (as percent)				10.00%
Debt instrument, covenant, leverage ratio				1.00
Lafayette Square | Closing Date Term Loan
Long-Term Debt
Borrowing capacity				$ 22,000,000.0
Lafayette Square | Closing Date Term Loan | March 31, 2024 through March 31, 2025
Long-Term Debt
Installment payments									$ 275,000
Lafayette Square | Delayed Draw Term Loan
Long-Term Debt
Borrowing capacity				$ 10,000,000.0
Amount of proceeds			$ 4,300,000